OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2010
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2008	2009	2010
	(EUR in thousands)
Custody, brokerage & investment banking	115,555	96,711	79,953
Retail lending fees	58,886	54,794	50,410
Corporate lending fees	140,615	148,884	149,364
Banking fees & similar charges	186,590	168,112	164,947
Fund management fees	52,515	33,639	31,018
Total	554,161	502,140	475,692